NYSE

15008689

Received SEC

FEB 09 2016

Washington, DC 20549

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

February 9, 2016

CERTARCA
001-15060

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of Credit Suisse X-Links WTI Crude Oil Index ETNs due February 8, 2016 a series of Credit Suisse AG under the Exchange Act of 1934.

Sincerely,

Silvio Conte